PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Notes receivable from participants and common stock of Huntington are held by the Plan Trustee and qualify as party-in-interest transactions. Fidelity Management Trust Company, trustee of the Plan and its subsidiaries and affiliates, maintain and manage certain investments of the Plan for which the Plan is charged.

	December 31,
	2025	2024
Number of shares, Huntington common stock	10,458,083	10,909,999
Huntington common stock	$181,447,740	$177,505,684
Fidelity Managed Funds (1)	781,215,393	660,236,416
Fidelity BrokerageLink	40,114,697	31,511,360
(1)Includes mutual funds and collective investment trust funds managed by Fidelity, including the Spartan 500 Index Plus Fund, Spartan Extended Market Index Fund, Spartan Total International Index Fund, Fidelity Government Cash Reserves Fund and Fidelity U.S. Bond Index Fund.

	Year ended December 31,
	2025	2024
Dividends on Huntington common stock	$6,611,097	$7,003,263
Realized and unrealized gain on Huntington common stock	11,227,281	40,922,367
Fees charged to participants are used to offset expenses of the Plan. Costs and expenses paid by the Plan for administration and which qualify as party-in-interest transactions totaled $1,690,706 and $1,458,615 for 2025 and 2024, respectively. Costs and expenses are included in benefit distributions and other withdrawals in the Plan financial statements.